Accounting for Derivative Instruments and Hedging Activities	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Accounting for Derivative Instruments and Hedging Activities

(3) Accounting for Derivative Instruments and Hedging Activities

PSE employs various energy portfolio optimization strategies, but is not in the business of assuming risk for the purpose of realizing speculative trading revenue. The nature of serving regulated electric customers with its portfolio of owned and contracted electric generation resources exposes PSE and its customers to some volumetric and commodity price risks within the sharing mechanism of the PCA. Therefore, wholesale market transactions and PSE’s related hedging strategies are focused on reducing costs and risks where feasible, thus reducing volatility in costs in the portfolio. In order to manage its exposure to the variability in future cash flows for forecasted energy transactions, PSE utilizes a programmatic hedging strategy which extends out three years. PSE’s energy risk portfolio management function monitors and manages these risks using analytical models and tools. In order to manage risks effectively, PSE enters into forward physical electric and natural gas purchase and sale agreements, fixed-for-floating swap contracts, and commodity call/put options. The forward physical electric agreements are both fixed and variable (at index), while the physical natural gas agreements are variable. To fix the price of wholesale electricity and natural gas, PSE may enter into fixed-for-floating swap (financial) contracts with various counterparties. PSE also utilizes natural gas call and put options as an additional hedging instrument to increase the hedging portfolio’s flexibility to react to commodity price fluctuations.

The Company manages its interest rate risk through the issuance of mostly fixed-rate debt with varied maturities. The Company utilizes internal cash from operations, borrowings under its commercial paper program and its credit facilities to meet short-term funding needs. The Company may enter into swap instruments or other financial hedge instruments to manage the interest rate risk associated with these debts. As of September 30, 2015, Puget Energy had two interest rate swap contracts outstanding which extend to January 2017. As of the date of this report, these swap instruments are no longer hedging any variable interest rate debt. Management continues to monitor the economics of terminating the swaps, and unless the economics of terminating the swaps become more favorable, management intends to let them expire naturally in January 2017. PSE did not have any outstanding interest rate swap instruments.

The following table presents the volumes, fair values and locations of the Company’s derivative instruments recorded on the balance sheets:

Puget Energy and Puget Sound Energy
	September 30, 2015			December 31, 2014
(Dollars in Thousands)	Volumes	Assets[1]	Liabilities[2]	Volumes	Assets[1]	Liabilities[2]
Interest rate swap derivatives[3]	$450 million	$—	$7,622	$450 million	$—	$9,073
Electric portfolio derivatives	*	15,916	111,472	*	4,822	107,228
Natural gas derivatives (MMBtus)[4]	345.6 million	6,164	69,569	360.4 million	19,526	88,807

Total derivative contracts		$22,080	$188,663		$24,348	$205,108

Current		$18,771	$133,061		$21,178	$142,195
Long-term		3,309	55,602		3,170	62,913

Total derivative contracts		$22,080	$188,663		$24,348	$205,108

[1]	Balance sheet locations: Current and Long-term Unrealized gain on derivative instruments.
[2]	Balance sheet locations: Current and Long-term Unrealized loss on derivative instruments.
[3]	Interest rate swap contracts are only held at Puget Energy.
[4]	All fair value adjustments on derivatives relating to the natural gas business have been deferred in accordance with ASC 980, “Regulated Operations,” due to the PGA mechanism. The net derivative asset or liability and offsetting regulatory liability or asset are related to contracts used to economically hedge the cost of physical gas purchased to serve natural gas customers.
*	Electric portfolio derivatives consist of electric generation fuel of 175.1 million One Million British Thermal Units (MMBtu) and purchased electricity of 1.1 million Megawatt Hours (MWhs) at September 30, 2015, and 140.2 million MMBtus and 5.4 million MWhs at December 31, 2014.

For further details regarding the fair value of derivative instruments, see Note 4.

It is the Company’s policy to record all derivative transactions on a gross basis at the contract level, without offsetting assets or liabilities. The Company generally enters into transactions using the following master agreements: WSPP, Inc. (WSPP) agreements, which standardize physical power contracts; International Swaps and Derivatives Association (ISDA) agreements, which standardize financial gas and electric contracts; and North American Energy Standards Board (NAESB) agreements, which standardize physical gas contracts. The Company believes that such agreements reduce credit risk exposure because such agreements provide for the netting and offsetting of monthly payments as well as the right of set-off in the event of counterparty default. The set-off provision can be used as a final settlement of accounts which extinguishes the mutual debts owed between the parties in exchange for a new net amount.

The following tables present the potential effect of netting arrangements, including rights of set-off associated with the Company’s derivative assets and liabilities:

Puget Energy and Puget Sound Energy
September 30, 2015
(Dollars in Thousands)	Gross Amount Recognized in the Statement of Financial Position[1]	Gross Amounts Offset in the Statement of Financial Position	Net of Amounts Presented in the Statement of Financial Position	Gross Amounts Not Offset in the Statement of Financial Position		Net Amount
				Commodity Contracts	Cash Collateral Received/Posted
Assets:
Energy derivative contracts	$22,080	$—	$22,080	$(18,416)	$—	$3,664
Liabilities:
Energy derivative contracts	181,041	—	181,041	(18,416)	—	162,625
Interest rate swaps[2]	7,622	—	7,622	—	—	7,622

Puget Energy and Puget Sound Energy
December 31, 2014
(Dollars in Thousands)	Gross Amount Recognized in the Statement of Financial Position[1]	Gross Amounts Offset in the Statement of Financial Position	Net of Amounts Presented in the Statement of Financial Position	Gross Amounts Not Offset in the Statement of Financial Position		Net Amount
				Commodity Contracts	Cash Collateral Received/Posted
Assets:
Energy derivative contracts	$24,348	$—	$24,348	$(23,066)	$—	$1,282
Liabilities:
Energy derivative contracts	196,035	—	196,035	(23,066)	(20)	172,949
Interest rate swaps[2]	9,073	—	9,073	—	—	9,073

[1]	All derivative contract deals are executed under ISDA, NAESB and WSPP master netting agreements with right of set-off.
[2]	Interest rate swap contracts are only held at Puget Energy.

The following tables present the effect and locations of the Company’s derivatives not designated as hedging instruments, recorded on the statements of income:

Puget Energy		Three Months Ended September 30,		Nine Months Ended September 30,
(Dollars in Thousands)	Location	2015	2014	2015	2014
Interest rate contracts:	Non-hedged interest rate swap (expense) income	$(1,156)	$(323)	$(4,571)	$(2,430)
	Interest expense	—	1,241	560	398
Commodity contracts:
Electric derivatives	Unrealized gain (loss) on derivative instruments, net[1]	(5,588)	(32,648)	6,339	(7,714)
	Electric generation fuel	(11,768)	(420)	(27,512)	8,271
	Purchased electricity	(8,344)	972	(34,489)	2,687

Total gain (loss) recognized in income on derivatives		$(26,856)	$(31,178)	$(59,673)	$1,212

Puget Sound Energy		Three Months Ended September 30,		Nine Months Ended September 30,
(Dollars in Thousands)	Location	2015	2014	2015	2014
Commodity contracts:
Electric derivatives	Unrealized gain (loss) on derivative instruments, net[1]	$(5,588)	$(32,648)	$5,795	$(8,284)
	Electric generation fuel	(11,768)	(420)	(27,512)	8,271
	Purchased electricity	(8,344)	972	(34,489)	2,687

Total gain (loss) recognized in income on derivatives		$(25,700)	$(32,096)	$(56,206)	$2,674

[1]	Differences between Puget Energy and PSE for the nine months ending September 30, 2015 and September 30, 2014 are due to certain derivative contracts recorded at fair value in 2009 and subsequently designated as Normal Purchase Normal Sale (NPNS) or cash flow hedges. These differences occurred through February 2015.

The unrealized gain or loss on derivative contracts is reported in the statement of cash flows under the operating activities section. However, due to purchase accounting requirements, all derivative contracts at Puget Energy were assessed to identify contracts that have a “more than an insignificant” fair value. If the fair value was greater than 10% of the notional value, the contract was deemed as having a financing element. For those contracts, the cash inflows (outflows) are presented in the financing activities section of the statement of cash flows. For the nine months ended September 30, 2015 and 2014, cash outflows related to financing activities of $8.0 million, for both periods, were reported on the Puget Energy statement of cash flows.

For derivative instruments previously designated as cash flow hedges (including both commodity contracts and interest rate swaps), the effective portion of the gain or loss on the derivative was recorded as a component of Other Comprehensive Income (OCI), and then reclassified into earnings in the same period(s) during which the hedged transaction affected earnings. As of March 31, 2015, all gains or losses on purchased electricity derivatives recorded in OCI have been reclassified into earnings. The Company does not attempt cash flow hedging for any new transactions and records all mark-to-market adjustments through earnings.

The following tables present the Company’s pre-tax gain (loss) of derivatives that were previously in a cash flow hedge relationship, and subsequently reclassified out of Accumulated Other Comprehensive Income (AOCI) into income:

Puget Energy		Three Months Ended September 30,		Nine Months Ended September 30,
(Dollars in Thousands)	Location	2015	2014	2015	2014
Interest rate contracts:	Interest expense	$—	$—	$—	$(144)
Commodity contracts:
Electric derivatives	Purchased electricity	—	—	(512)	(534)

Total		$—	$—	$(512)	$(678)

Puget Sound Energy		Three Months Ended September 30,		Nine Months Ended September 30,
(Dollars in Thousands)	Location	2015	2014	2015	2014
Interest rate contracts:	Interest expense[1]	$(122)	$(122)	$(366)	$(366)
Commodity contracts:
Electric derivatives	Purchased electricity	—	—	(1,055)	(1,104)

Total		$(122)	$(122)	$(1,421)	$(1,470)

[1]	Within the next twelve months, $0.5 million of losses in AOCI will be reclassified into earnings.

The Company is exposed to credit risk primarily through buying and selling electricity and natural gas to serve its customers. Credit risk is the potential loss resulting from a counterparty’s non-performance under an agreement. The Company manages credit risk with policies and procedures for, among other things, counterparty credit analysis, exposure measurement, exposure monitoring and exposure mitigation.

The Company monitors counterparties that have significant swings in credit default swap rates, have credit rating changes by external rating agencies, have changes in ownership or are experiencing financial distress. Where deemed appropriate, the Company may request collateral or other security from its counterparties to mitigate potential credit default losses. Criteria employed in this decision include, among other things, the perceived creditworthiness of the counterparty and the expected credit exposure.

It is possible that volatility in energy commodity prices could cause the Company to have material credit risk exposure with one or more counterparties. If such counterparties fail to perform their obligations under one or more agreements, the Company could suffer a material financial loss. However, as of September 30, 2015, approximately 99.8% of the Company’s energy portfolio exposure, excluding NPNS transactions, is with counterparties that are rated at least investment grade by rating agencies and 0.2% are either rated below investment grade or not rated by rating agencies. The Company assesses credit risk internally for counterparties that are not rated by the major rating agencies.

The Company computes credit reserves at a master agreement level by counterparty. The Company considers external credit ratings and market factors, such as credit default swaps and bond spreads, in the determination of reserves. The Company recognizes that external ratings may not always reflect how a market participant perceives a counterparty’s risk of default. The Company uses both default factors published by Standard & Poor’s and factors derived through analysis of market risk, which reflect the application of an industry standard recovery rate. The Company selects a default factor by counterparty at an aggregate master agreement level based on a weighted average default tenor for that counterparty’s deals. The default tenor is determined by weighting the fair value and contract tenors for all deals for each counterparty to derive an average value. The default factor used is dependent upon whether the counterparty is in a net asset or a net liability position after applying the master agreement levels.

The Company applies the counterparty’s default factor to compute credit reserves for counterparties that are in a net asset position. The Company calculates a non-performance risk on its derivative liabilities by using its estimated incremental borrowing rate over the risk-free rate. Credit reserves are netted against the unrealized gain (loss) positions. As of September 30, 2015, the Company was in a net liability position with many of its counterparties, so the default factors of counterparties did not have a significant impact on reserves for the period. The majority of the Company’s derivative contracts are with financial institutions and other utilities operating within the Western Electricity Coordinating Council. As of September 30, 2015, PSE has posted a $1.0 million letter of credit as a condition of transacting on a physical energy exchange and clearinghouse in Canada. PSE did not trigger any collateral requirements with any of its counterparties during the quarter ended September 30, 2015, nor were any of PSE’s counterparties required to post collateral resulting from credit rating downgrades.

The table below presents the fair value of the overall contractual contingent liability positions for the Company’s derivative activity at September 30, 2015:

Puget Energy and Puget Sound Energy (Dollars in Thousands) Contingent Feature
	Fair Value[1] Liability	Posted Collateral	Contingent Collateral
Credit rating[2]	$27,360	$—	$27,360
Requested credit for adequate assurance	66,785	—	—
Forward value of contract[3]	—	—	—

Total	$94,145	$—	$27,360

[1]	Represents the derivative fair value of contracts with contingent features for counterparties in net derivative liability positions. Excludes NPNS, accounts payable and accounts receivable.
[2]	Failure by PSE to maintain an investment grade credit rating from each of the major credit rating agencies provides counterparties a contractual right to demand collateral.
[3]	Collateral requirements may vary, based on changes in the forward value of underlying transactions relative to contractually defined collateral thresholds.

(9) Accounting for Derivative Instruments and Hedging Activities

PSE employs various energy portfolio optimization strategies, but is not in the business of assuming risk for the purpose of realizing speculative trading revenue. The nature of serving regulated electric customers with its portfolio of owned and contracted electric generation resources exposes PSE and its customers to some volumetric and commodity price risks within the sharing mechanism of the PCA. Therefore, wholesale market transactions and PSE’s related hedging strategies are focused on reducing costs and risks where feasible, thus reducing volatility in costs in the portfolio. In order to manage its exposure to the variability in future cash flows for forecasted energy transactions, PSE utilizes a programmatic hedging strategy which extends out three years. PSE’s energy risk portfolio management function monitors and manages these risks using analytical models and tools. In order to manage risks effectively, PSE enters into forward physical electric and natural gas purchase and sale agreements, fixed-for-floating swap contracts, and commodity call/put options. The forward physical electric agreements are both fixed and variable (at index), while the physical natural gas contracts are variable. To fix the price of wholesale electricity and natural gas, PSE may enter into fixed-for-floating swap (financial) contracts with various counterparties. PSE also utilizes natural gas call and put options as an additional hedging instrument to increase the hedging portfolio’s flexibility to react to commodity price fluctuations.

The Company manages its interest rate risk through the issuance of mostly fixed-rate debt with varied maturities. The Company utilizes internal cash from operations, borrowings under its commercial paper program, and its credit facilities to meet short-term funding needs. The Company may enter into swap instruments or other financial hedge instruments to manage the interest rate risk associated with these debts. As of December 31, 2014, Puget Energy had two interest rate swap contracts outstanding which extend to January 2017. PSE did not have any outstanding interest rate swap instruments.

The following table presents the volumes, fair values and locations of the Company’s derivative instruments recorded on the balance sheets:

Puget Energy and Puget Sound Energy	Year Ended December 31,
(Dollars in Thousands)	Volumes (millions)		Assets[1]		Liabilities[2]
	2014	2013	2014	2013	2014	2013
Interest rate swap derivatives[3]	$450.0	$450.0	$—	$—	$9,073	$13,223
Electric portfolio derivatives	*	*	4,822	18,479	107,228	37,312
Natural gas derivatives (MMBtus)[4]	360.4	423.5	19,526	8,121	88,807	35,676

Total derivative contracts			$24,348	$26,600	$205,108	$86,211

Current			$21,178	$18,867	$142,195	$48,049
Long-term			3,170	7,733	62,913	38,162

Total derivative contracts			$24,348	$26,600	$205,108	$86,211

[1]	Balance sheet location: Current and Long-term Unrealized gain on derivative instruments.
[2]	Balance sheet location: Current and Long-term Unrealized loss on derivative instruments.
[3]	Interest rate swap contracts are only held at Puget Energy.
[4]	PSE had a net derivative liability and an offsetting regulatory asset of $69.3 million at December 31, 2014 and $27.6 million at December 31, 2013 related to contracts used to economically hedge the cost of physical gas purchased to serve natural gas customers. All fair value adjustments on derivatives relating to the natural gas business have been deferred in accordance with ASC 980, due to the PGA mechanism.
*	Electric portfolio derivatives consist of electric generation fuel of 140.2 million One Million British Thermal Units (MMBtus) and purchased electricity of 5.4 million Megawatt Hours (MWhs) at December 31, 2014 and 145.6 million MMBtus and 8.6 million MWhs at December 31, 2013.

For further details regarding the fair value of derivative instruments, see Note 10.

It is the Company’s policy to record all derivative transactions on a gross basis at the contract level, without offsetting assets or liabilities. The Company generally enters into transactions using the following master agreements: WSPP, Inc. (WSPP) agreements which standardize physical power contracts; ISDA agreements which standardize financial gas and electric contracts; and NAESB agreements which standardize physical gas contracts. The Company believes that such agreements reduce credit risk exposure because such agreements provide for the netting and offsetting of monthly payments as well as right of set-off in the event of counterparty default. The set-off provision can be used as a final settlement of accounts which extinguishes the mutual debts owed between the parties in exchange for a new net amount.

The following tables present the potential effect of netting arrangements, including rights of set-off associated with the Company’s derivative assets and liabilities:

Puget Energy and Puget Sound Energy
At December 31, 2014
(Dollars in Thousands)	Gross Amounts Recognized in the Statement of Financial Position[1]	Gross Amounts Offset in the Statement of Financial Position	Net of Amounts Presented in the Statement of Financial Position	Gross Amounts Not Offset in the Statement of Financial Position		Net Amount
				Commodity Contracts	Cash Collateral Received/Posted
Assets
Energy Derivative Contracts	$24,348	$—	$24,348	$(23,066)	$—	$1,282
Liabilities
Energy Derivative Contracts	$196,035	$—	$196,035	$(23,066)	$(20)	$172,949
Interest Rate Swaps[2]	$9,073	$—	$9,073	$—	$—	$9,073

Puget Energy and Puget Sound Energy
At December 31, 2013
(Dollars in Thousands)	Gross Amounts Recognized in the Statement of Financial Position[1]	Gross Amounts Offset in the Statement of Financial Position	Net of Amounts Presented in the Statement of Financial Position	Gross Amounts Not Offset in the Statement of Financial Position		Net Amount
				Commodity Contracts	Cash Collateral Received/Posted
Assets
Energy Derivative Contracts	$26,600	$—	$26,600	$(19,491)	$—	$7,109
Liabilities
Energy Derivative Contracts	$72,988	$—	$72,988	$(19,491)	$—	$53,497
Interest Rate Swaps[2]	$13,223	$—	$13,223	$—	$—	$13,223

1.	All Derivative Contract deals are executed under ISDA, NAESB and WSPP Master Netting Agreements with Right of Offset.
[2]	Interest Rate Swap Contracts are only held at Puget Energy.

Due to the merger in 2009, Puget Energy recorded all derivative contracts at fair value as either assets or liabilities. Certain contracts meeting the criteria defined in ASC 815 were subsequently designated as NPNS or cash flow hedges, thereby causing differences in the derivative unrealized gains/losses to be recorded through earnings between Puget Energy and PSE. These differences will occur through February 2015.

The following tables present the effect and locations of the Company’s derivatives not designated as hedging instruments, recorded on the statements of income:

Puget Energy		Year Ended December 31,
(Dollars in Thousands)	Location	2014	2013	2012
Interest rate contracts:	Other deductions	$(3,915)	$2,420	$(4,288)
	Interest expense	500	(5,904)	(29,727)
Commodity contracts:
Electric derivatives	Unrealized gain (loss) on derivative instruments, net[1]	(84,146)	102,744	131,407
	Electric generation fuel	6,511	(27,008)	(66,762)
	Purchased electricity	(4,212)	(38,299)	(138,551)

Total gain (loss) recognized in income on derivatives		$(85,262)	$33,953	$(107,921)

[1]	For 2012, the amount differs from the amount stated in the statement of income as it does not include amortization related to contracts that were recorded at fair value at the time of the February 2009 merger and subsequently designated as NPNS of $2.2 million for the year ended December 31, 2012.

Puget Sound Energy		Year Ended December 31,
(Dollars in Thousands)	Location	2014	2013	2012
Commodity contracts:
Electric derivatives	Unrealized gain (loss) on derivative instruments, net	$(85,636)	$98,880	$119,120
	Electric generation fuel	6,511	(27,008)	(66,762)
	Purchased electricity	(4,212)	(38,299)	(138,551)

Total gain (loss) recognized in income on derivatives		$(83,337)	$33,573	$(86,193)

The unrealized gain or loss on derivative contracts is reported in the statement of cash flows under the operating activities section. However, at the time of the merger in 2009, all derivative contracts at Puget Energy were assessed to identify contracts that have a “more than an insignificant” fair value. If the fair value was greater than 10% of the notional value, the contract was deemed as having a financing element. For those contracts, the cash inflows (outflows) are presented in the financing activities section of the statement of cash flows. For the years ended December 31, 2014, 2013 and 2012, cash outflows related to financing activities of $16.3 million, $34.3 million and $92.7 million, respectively, were reported on Puget Energy’s statement of cash flows.

For derivative instruments previously designated as cash flow hedges (including both commodity and interest rate swap contracts), the effective portion of the gain or loss on the derivative was recorded as a component of OCI, and then is reclassified into earnings in the same period(s) during which the hedged transaction affects earnings.

Puget Energy and PSE expect $0.5 million and $1.1 million of losses, respectively, in accumulated OCI will be reclassified into earnings within the next twelve months. The Company does not attempt cash flow hedging for any new transactions and records all mark-to-market adjustments through earnings.

The following tables present the Company’s pre-tax gain (loss) on derivatives that were previously in a cash flow hedge relationship, and subsequently reclassified out of accumulated OCI into income:

Puget Energy		Year Ended December 31,
(Dollars in Thousands)	Location	2014	2013	2012
Interest rate contracts:	Interest expense	$(144)	$(4,505)	$(17,811)
Commodity contracts:
Electric derivatives	Electric generation fuel	—	—	100
	Purchased electricity	(572)	(57)	(671)

Total		$(716)	$(4,562)	$(18,382)

Puget Sound Energy		Year Ended December 31,
(Dollars in Thousands)	Location	2014	2013	2012
Interest rate contracts:	Interest expense	$(488)	$(488)	$(488)
Commodity contracts:
Electric derivatives	Electric generation fuel	—	—	97
	Purchased electricity	(2,063)	(3,922)	(12,955)

Total		$(2,551)	$(4,410)	$(13,346)

The Company is exposed to credit risk primarily through buying and selling electricity and natural gas to serve its customers. Credit risk is the potential loss resulting from a counterparty’s non-performance under an agreement. The Company manages credit risk with policies and procedures for, among other things, counterparty credit analysis, exposure measurement, exposure monitoring and exposure mitigation.

The Company monitors counterparties that have significant swings in credit default swap rates, have credit rating changes by external rating agencies, have changes in ownership or are experiencing financial distress. Where deemed appropriate, the Company may request collateral or other security from its counterparties to mitigate potential credit default losses. Criteria employed in this decision include, among other things, the perceived creditworthiness of the counterparty and the expected credit exposure.

It is possible that volatility in energy commodity prices could cause the Company to have material credit risk exposure with one or more counterparties. If such counterparties fail to perform their obligations under one or more agreements, the Company could suffer a material financial loss. However, as of December 31, 2014, approximately 99.3% of the Company’s energy portfolio exposure, excluding NPNS transactions, is with counterparties that are rated at least investment grade by the major rating agencies and 0.7% are either rated below investment grade or not rated by rating agencies. The Company assesses credit risk internally for counterparties that are not rated.

As the Company generally enters into transactions using the WSPP, ISDA and NAESB master agreements, it believes that such agreements reduce credit risk exposure because they provide for the netting and offsetting of monthly payments and, in the event of counterparty default, termination payments.

The Company computes credit reserves at a master agreement level by counterparty (i.e., WSPP, ISDA, or NAESB). The Company considers external credit ratings and market factors, such as credit default swaps and bond spreads, in the determination of reserves. The Company recognizes that external ratings may not always reflect how a market participant perceives a counterparty’s risk of default. The Company uses both default factors published by Standard & Poor’s and factors derived through analysis of market risk, which reflect the application of an industry standard recovery rate. The Company selects a default factor by counterparty at an aggregate master agreement level based on a weighted-average default tenor for that counterparty’s deals. The default tenor is determined by weighting the fair value and contract tenors for all deals for each counterparty to derive an average value. The default factor used is dependent upon whether the counterparty is in a net asset or a net liability position after applying the master agreement levels.

The Company applies the counterparty’s default factor to compute credit reserves for counterparties that are in a net asset position. The Company calculates a non-performance risk on its derivative liabilities by using its estimated incremental borrowing rate over the risk-free rate. Credit reserves are netted against unrealized gain (loss) positions. As of December 31, 2014, the Company was in a net liability position with the majority of counterparties, so the default factors of counterparties did not have a significant impact on reserves for the quarter. The majority of the Company’s derivative contracts are with financial institutions and other utilities operating within the Western Electricity Coordinating Council. As of December 31, 2014, PSE has posted a $1.0 million letter of credit as a condition of transacting on a physical energy exchange and clearinghouse in Canada. PSE did not trigger any collateral requirements with any of its counterparties nor were any of PSE’s counterparties required to post collateral resulting from credit rating downgrades.

The table below presents the fair value of the overall contractual contingent liability positions for the Company’s derivative activity at December 31, 2014:

Puget Energy and Puget Sound Energy
Contingent Feature (Dollars in Thousands)	Fair Value[1] Liability	Posted Collateral	Contingent Collateral
Credit rating[2]	$(37,398)	$—	$37,398
Requested credit for adequate assurance	(66,468)	—	—
Forward value of contract[3]	(2,490)	—	—

Total	$(106,356)	$—	$37,398

[1]	Represents the derivative fair value of contracts with contingent features for counterparties in net derivative liability positions. Excludes NPNS, accounts payable and accounts receivable.
[2]	Failure by PSE to maintain an investment grade credit rating from each of the major credit rating agencies provides counterparties a contractual right to demand collateral.
[3]	Collateral requirements may vary, based on changes in the forward value of underlying transactions relative to contractually defined collateral thresholds.